Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Cash and cash equivalents	$ 3,867	$ 7,664	$ 24,748	$ 24,584	$ 38,203
Cash and cash equivalents at fair value	3,867	7,664
Finance receivables	41,665	29,286		6,500
Finance receivables at fair value	41,675	29,324
Marketable investments	3,119	3,119
Marketable investments at fair value	3,119	3,119
Other assets	415	204
Other Assets at fair value	415	204
Financial Liabilities
Warrant liability	250	292
Gross liability at fair value	250	292
Fair Value, Inputs, Level 2 [Member]
Financial Assets
Marketable investments at fair value	3,119	3,119
Fair Value, Inputs, Level 1 [Member]
Financial Assets
Cash and cash equivalents at fair value	3,867	7,664
Fair Value, Inputs, Level 3 [Member]
Financial Assets
Finance receivables at fair value	41,675	29,324
Other Assets at fair value	415	204
Financial Liabilities
Gross liability at fair value	$ 250	$ 292